INVENTORY (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Inventory
	June 30, 2022	December 31, 2021
Process material stockpiles	$2,065	$1,083
Concentrate inventory	2,404	2,467
Materials and supplies	2,153	1,629
	$6,622	$5,179